UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Ironclad Managed Risk Fund
IRONX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Ironclad Managed Risk Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.ironcladfunds.com/fund-literature. You can also request this information by contacting us at (888) 979-IRON (4766).
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ironclad Managed Risk Fund (IRONX)	$62	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$214,874,092
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
iShares Core S&P 500 ETF	47.2%
Vanguard S&P 500 ETF	45.7%
State Street SPDR S&P 500 ETF Trust	2.0%
S&P 500 Index Options, Exercise Price: $6,700.00, Expiration Date: 4/30/26	1.8%
S&P 500 Index Options, Exercise Price: $6,500.00, Expiration Date: 6/18/26	1.7%
S&P 500 Index Options, Exercise Price: $6,700.00, Expiration Date: 4/17/26	1.4%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 4/30/26	0.3%
S&P 500 Index Options, Exercise Price: $5,100.00, Expiration Date: 6/18/26	0.2%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 4/17/26	0.1%
S&P 500 Index Options, Exercise Price: $5,500.00, Expiration Date: 4/30/26	0.1%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.ironcladfunds.com/fund-literature. You can also request this information by contacting us at (888) 979-IRON (4766).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 979-IRON (4766) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Ironclad Managed Risk Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Ironclad Managed Risk Fund

(Ticker Symbol: IRONX)

SEMI- ANNUAL FINANCIALS AND OTHER INFORMATION

March 31, 2026

IRONCLAD MANAGED RISK FUND

A series of Investment Managers Series Trust

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.IroncladFunds.com

Ironclad Managed Risk Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 94.9%
155,164	iShares Core S&P 500 ETF	$101,354,676
6,805	State Street SPDR S&P 500 ETF Trust	4,425,564
164,258	Vanguard S&P 500 ETF	98,152,368
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $144,218,305)	203,932,608

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 5.7%
	PUT OPTIONS – 5.7%
	S&P 500 Index
160	Exercise Price: $5,100.00, Notional Amount: $81,600,000, Expiration Date: June 18, 2026	451,200
160	Exercise Price: $6,500.00, Notional Amount: $104,000,000, Expiration Date: June 18, 2026	3,571,200
151	Exercise Price: $5,400.00, Notional Amount: $81,540,000, Expiration Date: April 17, 2026	75,500
151	Exercise Price: $6,000.00, Notional Amount: $90,600,000, Expiration Date: April 17, 2026	260,475
151	Exercise Price: $5,500.00, Notional Amount: $83,050,000, Expiration Date: April 17, 2026	86,825
151	Exercise Price: $6,700.00, Notional Amount: $101,170,000, Expiration Date: April 17, 2026	3,100,030
163	Exercise Price: $5,500.00, Notional Amount: $89,650,000, Expiration Date: April 30, 2026	211,900
150	Exercise Price: $5,400.00, Notional Amount: $81,000,000, Expiration Date: April 30, 2026	167,250
150	Exercise Price: $6,000.00, Notional Amount: $90,000,000, Expiration Date: April 30, 2026	570,750
163	Exercise Price: $6,700.00, Notional Amount: $109,210,000, Expiration Date: April 30, 2026	3,797,085
	TOTAL PUT OPTIONS
	(Cost $8,960,192)	12,292,215
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $8,960,192)	12,292,215

Principal Amount
	SHORT-TERM INVESTMENTS–1.9%
$3,945,165	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[1]	3,945,165
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,945,165)	3,945,165

Ironclad Managed Risk Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount

	TOTAL INVESTMENTS – 102.5%
	(Cost $157,123,662)	220,169,988
	Liabilities in Excess of Other Assets – (2.5)%	(5,295,896)
	TOTAL NET ASSETS – 100.0%	$214,874,092

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (2.6)%
	PUT OPTIONS – (2.6)%
	S&P 500 Index
(320)	Exercise Price: $5,800.00, Notional Amount: $(185,600,000), Expiration Date: June 18, 2026	(2,377,600)
(302)	Exercise Price: $5,700.00, Notional Amount: $(172,140,000), Expiration Date: April 17, 2026	(240,090)
(302)	Exercise Price: $6,100.00, Notional Amount: $(184,220,000), Expiration Date: April 17, 2026	(732,350)
(300)	Exercise Price: $5,700.00, Notional Amount: $(171,000,000), Expiration Date: April 30, 2026	(559,500)
(326)	Exercise Price: $6,100.00, Notional Amount: $(198,860,000), Expiration Date: April 30, 2026	(1,618,590)
	TOTAL PUT OPTIONS
	(Proceeds $5,734,784)	(5,528,130)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $5,734,784)	$(5,528,130)

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $148,163,470)	$207,877,773
Purchased options contracts, at value (cost $8,960,192)	12,292,215
Cash	413,575
Cash deposited with broker for written options contracts	1,386
Receivables:
Investment securities sold	800,943
Fund shares sold	46,060
Interest	331,150
Prepaid expenses	20,114
Total Assets	221,783,216

Liabilities:
Written options contracts, at value (proceeds $5,734,784)	5,528,130
Payables:
Investment securities purchased	1,062,907
Fund shares redeemed	21,953
Advisory fees	185,777
Administration fees	29,142
Transfer agent fees and expenses	6,634
Custody fees	8,657
Trustees' Deferred compensation (Note 3)	25,786
Auditing fees	10,699
Trustees' fees and expenses	3,437
Chief Compliance Officer fees	3,313
Accrued other expenses	22,689
Total Liabilities	6,909,124
Commitments and contingencies (Note 3)
Net Assets	$214,874,092

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$172,128,598
Total distributable earnings (accumulated deficit)	42,745,494
Net Assets	$214,874,092

Shares of beneficial interest issued and outstanding	16,453,973
Net asset value, offering and redemption price per share	$13.06

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income:
Dividends	$1,275,491
Interest	32,798
Total investment income	1,308,289

Expenses:
Advisory fees	1,195,429
Administration fees	119,631
Transfer agent fees	18,615
Custody fees	18,117
Legal fees	28,208
Shareholder reporting fees	13,290
Registration fees	12,465
Trustees' fees and expenses	11,312
Auditing fees	10,699
Miscellaneous	10,445
Chief compliance officer fees	9,640
Excise Tax Expense	103
Total expenses	1,447,954
Advisory fees recovered (waived)	(89,232)
Net expenses	1,358,722
Net investment income (loss)	(50,433)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments - realized	609,241
Purchased options contracts	(7,155,007)
Written options contracts	3,439,938
Net realized gain (loss)	(3,105,828)
Net change in unrealized appreciation/depreciation on:
Investments	(5,625,480)
Purchased options contracts	3,928,641
Written options contracts	65,884
Net change in unrealized appreciation/depreciation	(1,630,955)
Net realized and unrealized gain (loss)	(4,736,783)

Net Increase (Decrease) in Net Assets from Operations	$(4,787,216)

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(50,433)	$188,037
Net realized gain (loss) on investments, purchased options contracts and written options contracts	(3,105,828)	(10,783,381)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	(1,630,955)	30,838,562
Net increase (decrease) in net assets resulting from operations	(4,787,216)	20,243,218

Distributions to Shareholders:
Distributions	(134,465)	(334,083)
Total	(134,465)	(334,083)

Capital Transactions:
Net proceeds from shares sold	16,134,883	44,228,989
Reinvestment of distributions	134,452	330,766
Cost of shares redeemed1	(9,488,497)	(21,920,674)
Net increase (decrease) in net assets from capital transactions	6,780,838	22,639,081

Total increase (decrease) in net assets	1,859,157	42,548,216

Net Assets:
Beginning of period	213,014,935	170,466,719
End of period	$214,874,092	$213,014,935
Capital Share Transactions:
Shares sold	1,199,386	3,584,974
Shares reinvested	9,901	26,335
Shares redeemed	(706,148)	(1,784,135)
Net increase (decrease) in capital share transactions	503,139	1,827,174

[1]	Net of redemption fee proceeds of $1 and $198, respectively.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.35	$12.07	$10.65	$9.70	$11.15	$10.44
Income from Investment Operations:
Net investment income (loss) [1]	-	0.01	0.02	(0.05)	(0.13)	(0.14)
Net realized and unrealized gain (loss)	(0.28)	1.29	1.95	1.30	0.12	1.29
Total from investment operations	(0.28)	1.30	1.97	1.25	(0.01)	1.15

Less Distributions:
From net investment income	(0.01)	(0.02)	-	-	-	-
From net realized gain	-	-	(0.55)	(0.30)	(1.44)	(0.44)
Total distributions	(0.01)	(0.02)	(0.55)	(0.30)	(1.44)	(0.44)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$13.06	$13.35	$12.07	$10.65	$9.70	$11.15

Total return[3]	(2.11)%	10.81%	19.35%	13.04%	(0.85)%	11.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214,874	$213,015	$170,467	$156,372	$114,001	$95,082

Ratio of expenses to average net assets:
Before fees recovered/waived	1.33%[4]	1.31%	1.35%	1.33%	1.36%	1.41%
After fees recovered/waived	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees recovered/waived	(0.13)%[4]	0.04%	0.10%	(0.59)%	(1.36)%	(1.41)%
After fees recovered/waived	(0.05)%[4]	0.10%	0.20%	(0.51)%	(1.25)%	(1.25)%

Portfolio turnover rate	-%[5]	1%	12%	-%	25%	-%

1	Based on average daily shares outstanding for the year.
2	Amount represents less than $0.01 per share.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Annualized.
5	Not annualized.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Note 1 – Organization

Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946

“Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

Under normal circumstances, the Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The Fund’s investment advisor seeks to reduce the overall volatility of returns of the Fund by managing a portfolio of options. For defensive purposes, or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2022-2025 and the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”). Under the terms of the Agreement, the Advisor is entitled to receive from the Fund an annual management fee that decreases as assets increase, as follows: 1.10% on the first $1 billion, 1.05% on the next $2 billion, and 1.00% on assets in excess of $3 billion, calculated daily and payable monthly, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated only by the Trust’s Board of Trustees.

For the six months ended March 31, 2026, the Advisor waived advisory fees totaling $89,232. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At March 31, 2026, the amount of these potentially recoverable expenses was $481,196. The potential recoverable amount is noted as "Commitments and contingencies” as reported on the Statement of Assets and Liabilities.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

The Advisor may recapture all or a portion of this amount no later than September 30, of the years stated below:

2026	121,164
2027	152,603
2028	118,197
2029	89,232
Total:	$481,196

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2026 are reported in the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2026, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2026, are reported in the Statement of Operations.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$151,388,878

Gross unrealized appreciation	$64,111,762
Gross unrealized depreciation	(858,782)
Net unrealized appreciation (depreciation) on investments	$63,252,980

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$116,405
Undistributed long-term capital gains	-
Tax accumulated earnings	116,405

Accumulated capital and other losses	(17,763,678)
Unrealized appreciation (depreciation) on investments	65,339,783
Unrealized deferred compensation	(25,335)
Total accumulated earnings (deficit)	$47,667,175

The tax character of the distributions paid during the fiscal years ended September 30, 2025, and September 30, 2024 were as follows:

Distributions paid from:	2025	2024
Ordinary Income	$334,083	$3,099,826
Net long-term capital gains	-	5,079,368
Total distributions paid	$334,083	$8,179,194

At September 30, 2025, the Fund had accumulated capital loss carry forwards as follows:

Not Subject to Expiration

ST	LT	Total
$6,538,603	$11,225,075	$17,763,678

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2026, and the year ended September 30, 2025, the Fund received $1 and $198, respectively.

Note 6 – Investment Transactions

The Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (ETFs”). For the six months ended March 31, 2026, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$-	$1,697,337

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures define fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Exchange-Traded Funds	$203,932,608	$-	$-	$203,932,608
Short-Term Investments Money Market	3,945,165	-	-	3,945,165
Total Investments	207,877,773	-	-	207,877,773
Purchase Options Contracts	12,292,215	-	-	12,292,215
Total Investments and Options	$220,169,988	-	-	$220,169,988

Liabilities
Written Options Contracts	$5,528,130	$-	$-	$5,528,130
Total Liabilities	$5,528,130	$-	$-	$5,528,130

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended March 31, 2026.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2026 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$12,292,215	Written options contracts, at value	$5,528,130
Total		$12,292,215		$5,528,130

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2026 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(7,155,007)	$3,439,938
Total	$(7,155,007)	$3,439,938

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$3,928,641	$65,884
Total	$3,928,641	$65,884

The quarterly average volumes of derivative instruments as of March 31, 2026 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional value	$489,735,000
	Written options contracts	Notional value	$430,256,667

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Ironclad Managed Risk Fund

NOTES TO FINANCIAL STATEMENTS – Continued

March 31, 2026 (Unaudited)

There were no events or transactions that occurred during this period that materially impacted on the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/5/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/5/2026